Note 21 - Loans and Borrowings (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Total borrowings			$ 21,762,000	$ 20,015,000	$ 8,001,000
Total non-current portion of non-current borrowings			$ 18,092,000	19,925,000
Short-term loan from SolarTide, LLC [member]
Statement Line Items [Line Items]
Total borrowing costs incurred		$ 300,000
Borrowings, interest rate		12.00%
Current related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate			8.50%
Total borrowings			$ 800,000
Current related party loans with Arowana International Limited [member] | Repayments of borrowings [member]
Statement Line Items [Line Items]
Repayments of borrowings	$ 800,000
Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate			8.50%
Total borrowings			$ 18,992,263	18,992,263
Current portion of non-current borrowings			900,000
Borrowings, Periodic Payment			75,000
Total non-current portion of non-current borrowings			$ 18,100,000
Bank Loan [Member]
Statement Line Items [Line Items]
Borrowings, Term			11 years 182 days
Borrowings, Periodic Payment			$ 7,500
Total non-current portion of non-current borrowings				$ 933,000